CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥)	Total	Total Equity [member]	Noncontrolling Interest	Additional paid-in capital	Share capital	Statutory reserve [member]	general risk reserve [Member]	Currency Translation Reserve Member	Retained Earnings (Accumulated Deficit)
Balance, amount at Dec. 31, 2019	¥ 426,162,000	¥ 340,929,000	¥ 85,233,000	¥ 383,174,000	¥ 326,000	¥ 18,706	¥ 9,180,000	¥ (169,000)	¥ (70,288,000)
Statement [Line Items]
Share-based compensation	111,000	89,000	22,000	0	0	0	0	0	89,000
Other comprehensive income for the year - currency translation differences	177,000	142,000	35,000	0	0	0	0	142,000	0
Net profit for the year	19,854,000	15,883,000	3,971,000	0	0	0	0	0	15,833,000
Balance, amount at Dec. 31, 2020	446,304,000	357,043,000	89,261,000	383,174,000	326,000	18,706,000	9,180,000	(27,000)	(54,316,000)
Statement [Line Items]
Other comprehensive income for the year - currency translation differences	71,000	57,000	14,000	0	0	0	0	57,000	0
Net profit for the year	(128,072,000)	(102,458,000)	(25,614,000)	0	0	0	0	0	(102,458,000)
Balance, amount at Dec. 31, 2021	318,303,000	254,642,000	63,661,000	383,174,000	326,000	18,706,000	9,180,000	30,000	(156,774,000)
Statement [Line Items]
Net profit for the year	(30,344,000)	(24,275,000)	(6,069,000)	0	0	0	0	0	(24,275,000)
Share issuance	524,000	524,000	0	510,000	14,000	0	0	0	0
Other comprehensive loss for the year - currency translation differences	(325,000)	(261,000)	(64,000)	0	0	0	0	(261,000)	0
Balance, amount at Dec. 31, 2022	¥ 288,158,000	¥ 230,630,000	¥ 57,528,000	¥ 383,684,000	¥ 340,000	¥ 18,706,000	¥ 9,180,000	¥ (231,000)	¥ (181,049,000)